Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” (or “CAP”) to our CEO as principal executive officer (or “PEO) and to our other NEOs and certain metrics of financial performance of the Company. The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table, the CAP to our CEO as PEO, and, on an average basis, our other NEOs, and our total shareholder return (“TSR”). CAP figures do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year as significant portions of this compensation depend on the achievement of performance criteria in subsequent fiscal periods.

Year(1)	Summary compensation table total for PEO(2)	Compensation actually paid to PEO(3)	Average summary compensation table total for non-PEO named executive officers(2)	Average compensation actually paid to non-PEO named executive officers(3)	Value of initial fixed $100 investment based on: total shareholder return(4)	Net income
2025	$2,459,195	$3,035,387	$958,500	$1,118,209	$215	$20,154,000
2024	$3,015,025	$3,303,559	$1,170,996	$1,571,756	$182	$10,528,000
2023	$3,062,037	$2,952,955	$1,106,324	$1,171,216	$110	$14,778,000
(1)
J. Dittmer, former Chief Executive Officer was our PEO for fiscal years 2023 and 2024. Mr. Schmidt, Chief Executive Officer, was our PEO for the fiscal year 2025. Our non-PEO NEOs for 2023 were Mr. Schmidt and T. Newlin, Former VP Strategic Business Development, for 2024 were Mr. Schmidt and Mr. Crimmins, and for 2025 were Mr. Crimmins and Mr. Ressler.

(2)	Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the applicable year.
(3)
To calculate CAP under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year and the reconciliations of such adjustments are set forth in the table below.

	PEO			NEOs - Average
	2025	2024	2023	2025	2024	2023
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	($902,990)	($992,227)	($1,392,227)	($249,419)	($340,475)	($423,042)
Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	$—	$—	$—	$—	$—	$—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$1,027,612	$—	$1,383,755	$283,844	$559,235	$420,468
Increase for Fair Value of Awards Granted during year that Vest during year	$—	$814,890	$—	$—	$—	$—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$117,342	$370,020	$72,517	$43,736	$184,938	$19,840
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$317,326	$557,491	($16,394)	$75,170	$104,909	$67,793
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$—	($509,726)	($198,247)	$—	($118,261)	($26,314)
Increase based upon Incremental Fair Value of Awards Modified during year	$—	$—	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$16,902	$48,084	$41,514	$6,378	$10,413	$6,147
+Total Adjustments	$576,192	$288,533	($109,082)	$159,709	$400,760	$64,892

(4)
Cumulative total shareholder return (“TSR”) is calculated based on a hypothetical $100 investment beginning July 1, 2022 and reinvestment of all dividends. The TSR is reported on a cumulative basis over fiscal years 2023 to 2025. Specifically, TSR for fiscal year 2023 in the table will represent TSR over fiscal year 2023. TSR for fiscal year 2024 will represent the cumulative TSR over fiscal years 2023 and 2024. TSR for fiscal year 2025 will represent the cumulative TSR over fiscal years 2023, 2024 and 2025.

Named Executive Officers, Footnote
(1)
J. Dittmer, former Chief Executive Officer was our PEO for fiscal years 2023 and 2024. Mr. Schmidt, Chief Executive Officer, was our PEO for the fiscal year 2025. Our non-PEO NEOs for 2023 were Mr. Schmidt and T. Newlin, Former VP Strategic Business Development, for 2024 were Mr. Schmidt and Mr. Crimmins, and for 2025 were Mr. Crimmins and Mr. Ressler.

PEO Total Compensation Amount	$ 2,459,195	$ 3,015,025	$ 3,062,037
PEO Actually Paid Compensation Amount	$ 3,035,387	3,303,559	2,952,955
Adjustment To PEO Compensation, Footnote
(3)
To calculate CAP under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year and the reconciliations of such adjustments are set forth in the table below.

	PEO			NEOs - Average
	2025	2024	2023	2025	2024	2023
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	($902,990)	($992,227)	($1,392,227)	($249,419)	($340,475)	($423,042)
Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	$—	$—	$—	$—	$—	$—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$1,027,612	$—	$1,383,755	$283,844	$559,235	$420,468
Increase for Fair Value of Awards Granted during year that Vest during year	$—	$814,890	$—	$—	$—	$—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$117,342	$370,020	$72,517	$43,736	$184,938	$19,840
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$317,326	$557,491	($16,394)	$75,170	$104,909	$67,793
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$—	($509,726)	($198,247)	$—	($118,261)	($26,314)
Increase based upon Incremental Fair Value of Awards Modified during year	$—	$—	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$16,902	$48,084	$41,514	$6,378	$10,413	$6,147
+Total Adjustments	$576,192	$288,533	($109,082)	$159,709	$400,760	$64,892

Non-PEO NEO Average Total Compensation Amount	$ 958,500	1,170,996	1,106,324
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,118,209	1,571,756	1,171,216
Adjustment to Non-PEO NEO Compensation Footnote
(3)
To calculate CAP under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year and the reconciliations of such adjustments are set forth in the table below.

	PEO			NEOs - Average
	2025	2024	2023	2025	2024	2023
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	($902,990)	($992,227)	($1,392,227)	($249,419)	($340,475)	($423,042)
Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	$—	$—	$—	$—	$—	$—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$1,027,612	$—	$1,383,755	$283,844	$559,235	$420,468
Increase for Fair Value of Awards Granted during year that Vest during year	$—	$814,890	$—	$—	$—	$—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$117,342	$370,020	$72,517	$43,736	$184,938	$19,840
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$317,326	$557,491	($16,394)	$75,170	$104,909	$67,793
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$—	($509,726)	($198,247)	$—	($118,261)	($26,314)
Increase based upon Incremental Fair Value of Awards Modified during year	$—	$—	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$16,902	$48,084	$41,514	$6,378	$10,413	$6,147
+Total Adjustments	$576,192	$288,533	($109,082)	$159,709	$400,760	$64,892

Compensation Actually Paid vs. Total Shareholder Return
The relationship between “Compensation Actually Paid” to the PEO and to our other NEOs is generally aligned with the trend in the Company’s Cumulative TSR and Net Income. This is because CAP is substantially influenced by year-over-year changes in stock prices due to the fact that a significant portion of the PEO’s and each NEO’s compensation is equity-based.
The CAP for the PEO and our non-PEOs decreased in 2025 as compared to 2024 while TSR and income increased primarily due to Mr. Schmidt switching to PEO from non-PEO in 2025 and Mr. Ressler replacing Mr. Schmidt as a non-PEO in 2025.

Compensation Actually Paid vs. Net Income
The relationship between “Compensation Actually Paid” to the PEO and to our other NEOs is generally aligned with the trend in the Company’s Cumulative TSR and Net Income. This is because CAP is substantially influenced by year-over-year changes in stock prices due to the fact that a significant portion of the PEO’s and each NEO’s compensation is equity-based.
The CAP for the PEO and our non-PEOs decreased in 2025 as compared to 2024 while TSR and income increased primarily due to Mr. Schmidt switching to PEO from non-PEO in 2025 and Mr. Ressler replacing Mr. Schmidt as a non-PEO in 2025.

Total Shareholder Return Amount	$ 215	182	110
Net Income (Loss)	$ 20,154,000	$ 10,528,000	$ 14,778,000
PEO Name	Mr. Schmidt	J. Dittmer	J. Dittmer
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 576,192	$ 288,533	$ (109,082)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,027,612	0	1,383,755
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,342	370,020	72,517
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	814,890	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	317,326	557,491	(16,394)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(509,726)	(198,247)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,902	48,084	41,514
PEO | Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(902,990)	(992,227)	(1,392,227)
PEO | Amounts Reported under the “Option Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Incremental Fair Value of Awards Modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,709	400,760	64,892
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	283,844	559,235	420,468
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,736	184,938	19,840
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,170	104,909	67,793
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(118,261)	(26,314)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,378	10,413	6,147
Non-PEO NEO | Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(249,419)	(340,475)	(423,042)
Non-PEO NEO | Amounts Reported under the “Option Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Incremental Fair Value of Awards Modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0